Net Income (Loss) Per Share - Schedule of Basic and Diluted Income (Loss) Per Share (Details) - USD ($)		3 Months Ended				6 Months Ended
	Apr. 10, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator
Income (loss) attributable to the Company		$ 24,364,324	$ (21,722,730)	$ (28,274,027)	$ 13,085,807	$ 2,641,594	$ (15,188,220)
Preferred shares redemption value accretion							(21,702,737)
Fair value of ordinary shares issued to preferred shareholders				(513,080,828)			(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders				(15,600,000)			(15,600,000)
Excess carrying value of preferred shares repurchased	$ 38,093,537			38,093,537			38,093,537
Income (loss) attributable to ordinary shareholders		24,364,324		(518,861,318)		2,641,594	(527,478,248)
Income (loss) attributable to ordinary shareholders		$ 2,641,594		$ (527,478,248)		$ 24,364,324	$ (518,861,318)
Denominator
Weighted-average shares outstanding - basic (in Shares)		530,642,516		431,390,035		528,397,409	286,155,488
Basic earnings (loss) per share (in Dollars per share)		$ 0.05		$ (1.2)		$ 0	$ (1.84)
Effect of dilutive securities:
Weighted-average shares outstanding - diluted (in Shares)		542,622,870		431,390,035		543,513,592	286,155,488
Dilutive earnings (loss) per share (in Dollars per share)		$ 0.04		$ (1.2)		$ 0	$ (1.84)
Options [Member]
Effect of dilutive securities:
Effect of dilutive securities		6,702,336				11,072,535
RSAs [Member]
Effect of dilutive securities:
Effect of dilutive securities		203,945				122,173
RSUs [Member]
Effect of dilutive securities:
Effect of dilutive securities		5,074,073				3,921,475